SCHEDULE OF DEPOSITS AND PREPAYMENTS (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Deposits And Prepayments
Rental and other deposits	$ 392,128	$ 1,057,673
Prepayments for events	13,873,285	10,220,783
Prepayments for research and development of ERP system	1,427,000
Prepaid administrative expenses	5,661,603
Deposits and prepayments	$ 21,354,016	$ 11,278,456